Basis of consolidation and presentation - Foreign Currency Translation (Details)	Dec. 31, 2024 $ / $
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Spread of Blue Chip Swap Rate (as a percent)	0.150
Argentina
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Foreign currency exchange rate	1,031